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                     MITCHELL HUTCHINS LIR SELECT MONEY FUND
    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 1, 2000


                                                                 October 2, 2000
Dear Investor,

     State Street Bank and Trust Company ("State Street"), located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, became the fund's custodian on October 1, 2000. References to The Bank of New York ("BONY") under "Valuation of Shares" on page 20 are revised to refer to State Street.
































                                                      Item # ZS72